Trust Pass-Through Securities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trust pass-through securities [abstract]
Trust pass-through securities, extension period description	The trust pass-through securities carry provisions with regard to deferral of distributions for extension periods up to a maximum of 10 consecutive semi-annual periods.
Fair value of Trust pass-through securities loans	€ 144	€ 128